Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Employee future benefit plan expense (note 18)	$ (230)	$ (263)
Pension administration expense	(118)	(103)
Investment and other income	417	164
Other income (loss)	19	(52)
Foreign exchange gain (loss)	1,692	(523)
Finance income (loss) and other	1,780	(777)
Finance expense	$ (732)	$ (686)